LOOMIS SAYLES FUNDS

Supplement dated September 18, 2015 to the Summary Prospectuses and Prospectuses, dated February 1, 2015, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Global Bond Fund
Loomis Sayles Small Cap Growth Fund	Loomis Sayles Small Cap Value Fund

LOOMIS SAYLES GLOBAL BOND FUND

LOOMIS SAYLES SMALL CAP GROWTH FUND

Effective November 2, 2015, the investment minimum table within the “Purchase and Sale of Fund Shares” section is amended and restated as follows for Class N shares:

	Minimum Initial Investment	Minimum Subsequent Investment
Class N
Any account other than those listed below	$1,000,000	No Minimum
Employer-sponsored retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P.	No Minimum	No Minimum

Effective November 2, 2015, the second paragraph within the “Purchase and Sale of Fund Shares” section is deleted.

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES SMALL CAP VALUE FUND

Effective November 2, 2015, the investment minimum table within the “Purchase and Sale of Fund Shares” section is amended and restated as follows for Class N shares:

	Minimum Initial Investment	Minimum Subsequent Investment
Class N
Any account other than those listed below	$1,000,000	No Minimum
Employer-sponsored retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P.	No Minimum	No Minimum

Effective November 2, 2015, the second paragraph within the “Purchase and Sale of Fund Shares” section is deleted.

LOOMIS SAYLES FUNDS

Supplement dated September 18, 2015 to the Prospectuses, each dated February 1, 2015, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund

Effective November 2, 2015, the “Minimum Initial Investment” charts under “How to Purchase Shares” within the “General Information” section of the Prospectuses are amended and restated as follows for Class N shares:

	Minimum Initial Investment	Minimum Subsequent Investment
Class N
Any account other than those listed below	$1,000,000	No Minimum
Employer-sponsored retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P.	No Minimum	No Minimum

Effective November 2, 2015, the second paragraph under the “Minimum Initial Investment” charts within “How to Purchase Shares” within the “General Information” section of the Prospectuses is amended and restated as follows:

Each Fund’s shares (Except Admin Class shares) may be purchased by all types of tax-deferred retirement plans provided the plan meets the minimum requirements for a Fund. If you wish to open an individual retirement account (IRA) with a Fund, you may obtain retirement plan forms available online at www.loomissayles.com, or by calling Loomis Sayles at 800-633-3330. Admin Class shares are intended primarily for employer-sponsored retirement plans held in an omnibus fashion and are not available for purchase by individual investors.

Effective November 2, 2015, the first paragraph under “How to Exchange Shares” within the “General Information” section of the Prospectuses is amended to include the following sentence:

Retail Class, Admin Class or Institutional Class shares of a Fund may be exchanged, subject to minimum investment requirements, for Class N shares of the same Fund.

LOOMIS SAYLES FUNDS

Supplement dated September 18, 2015 to the Loomis Sayles Funds Statement of Additional Information, dated February 1, 2015, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund

Effective November 2, 2015, the third paragraph within the “How to Buy Shares” section of the SAI is amended and restated as follows:

Shareholders, other than Class N shareholders, may also go to www.loomissayles.com to purchase fund shares if you have established the electronic transfer privilege. Class N shares are not eligible to be purchased, exchanged or redeemed through the website or through the Automated Voice Response System.